Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Foreign Currency Translation Adjustments
Year-end spot rate	As of December 31,
	2024	2025
US$ against JPY	157.3700	156.8000
US$ against KRW	1,477.8600	1,444.5500
US$ against SGD	1.3662	1.2859
US$ against EUR	0.9661	0.8521
US$ against IDR	16,090.0000	16,720.0000
US$ against RMB	7.2993	6.9931
Average rate	For the years ended December 31,
	2023	2024	2025
US$ against JPY	140.5001	151.4551	149.5686
US$ against KRW	1,306.7637	1,363.4381	1,421.3963
US$ against SGD	1.3428	1.3363	1.3065
US$ against EUR	0.9245	0.9242	0.8845
US$ against IDR	15,236.4300	15,844.4435	16,459.8904
US$ against RMB	7.0809	7.1957	7.1875

Schedule of Cash Presented in Denomination Currency

Cash as reported in the consolidated balance sheets are presented in denomination currency as follows:

	As of December 31,
	2024		2025
Cash	Amount	USD Equivalent	Amount	USD Equivalent
JPY	145,308,205	923,354	124,802,919	795,937
USD	149,775	149,775	404,127	404,127
EUR	580,500	600,869	179,027	210,106
KRW	714,445,264	483,432	277,898,918	192,378
IDR	6,189,767,295	384,697	2,660,036,579	159,097
Others	various	104,508	various	36,496
Total		2,646,635		1,798,141

Schedule of Estimated Useful Lives and Residual Value	Estimated useful lives and residual value are as follows:
Category	Estimated useful lives	Residual value
Office equipment and furniture	2 – 5 years	5%
Vehicles	3 – 4 years	5%

Schedule of Disaggregates the Group’s Revenue

The following table disaggregates the Group’s revenue by major sources:

	For the years ended December 31,
	2023	2024	2025
By revenue type
Global goods trading	$21,877,126	$29,037,915	$24,146,468
Others	914,412	1,189,024	2,273,246
Total	$22,791,538	$30,226,939	$26,419,714

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	For the years ended December 31,
	2023	2024	2025
Timing of revenue recognition
At a point in time	$21,877,126	$29,037,915	$24,146,468
Over time	914,412	1,189,024	2,273,246
Total	$22,791,538	$30,226,939	$26,419,714

Schedule of Key Metrics Reviewed By Codm To Evaluate The Segment’S Performance

The following table presents the key metrics reviewed by CODM to evaluate the segment’s performance:

	For the years ended December 31,
	2023	2024	2025
Revenues	$22,791,538	$30,226,939	$26,419,714
Cost of revenues	(21,758,592)	(29,078,294)	(24,479,141)
Selling and marketing expenses:	(3,265,269)	(4,016,204)	(2,734,349)
Payroll expenses	(2,188,178)	(2,328,412)	(1,520,582)
Office and utilities expenses	(516,805)	(1,120,638)	(539,500)
Advertising and sales commission expense	(314,878)	(413,111)	(543,319)
Others	(245,408)	(154,043)	(130,948)
General and administrative expenses:	(4,076,003)	(6,708,210)	(6,766,136)
Payroll expenses	(1,506,147)	(2,335,705)	(1,772,369)
Rental expenses	(543,828)	(696,961)	(426,196)
Others	(2,026,028)	(3,675,544)	(4,567,571)
Total other (expenses)/income, net	(415,532)	(1,403,022)	1,598,871
Income tax expense	(2,831)	—	(9,064)
Net loss	$(6,726,689)	$(10,978,791)	$(5,970,105)

Schedule of Geographical Markets Based on the Location of Customers

The following table disaggregates the Group’s revenues by primary geographical markets based on the location of customers for the years ended December 31, 2023, 2024 and 2025.

	For the years ended December 31,
	2023	2024	2025
Japan	$15,520,578	$16,103,600	$10,813,920
Indonesia	3,818,385	11,069,030	5,817,295
Hongkong	—	—	4,737,670
Europe	2,035,737	1,467,784	4,318,216
Others(1)	1,416,838	1,586,525	732,613
Total revenues	$22,791,538	$30,226,939	$26,419,714

(1)      No revenues of individual region in others exceeded 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025.

Schedule of Geographic Information of the Group’s Long-Lived Assets

The following table disaggregates the geographic information of the Group’s long-lived assets, which consist of property and equipment and operating lease right-of-use assets, as of December 31, 2024 and 2025.

	As of December 31,
	2024	2025
Indonesia	$456,315	$429,904
Singapore	119	168,425
Japan	92,924	166,859
Europe	170,707	—
Others(1)	184	67
Total long-lived assets	$720,249	$765,255

(1)      No long-lived assets of individual region in others exceeded 10% of the Group’s total long-lived assets as of December 31, 2024 and 2025.

Schedule of Operations Services and Sales Promotion Services	Service revenues relate to revenues from other services, such as global brand operations services and sales promotion services that are ancillaries to global goods trading business.
	For the years ended December 31,
	2023	2024	2025
Product revenues:
Household appliances	$4,561,964	$8,806,349	$7,653,415
Skincare products	3,765,753	2,374,728	3,780,815
Maternity and baby products	—	117,437	3,410,700
Consumer electronic accessories	4,315,804	7,140,303	3,383,534
Oral-care products	3,188,687	5,023,175	2,566,897
Health-care products	2,429	1,117,975	1,265,622
Watches and accessories	163,698	1,014,867	890,816
Toys and game products	2,365,144	1,443,526	484,298
Cosmetics products	2,912,957	1,532,947	398,249
Other products	600,690	466,608	312,122
Subtotal	$21,877,126	$29,037,915	$24,146,468
Service revenues	914,412	1,189,024	2,273,246
Total revenues	$22,791,538	$30,226,939	$26,419,714